Parent Company Information (Tables)	12 Months Ended
Jun. 30, 2024
Parent Company Information [Abstract]
Schedule of Parent Company Balance Sheets	As of June 30, 2024 and 2023, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the CFS, if any.
	As of June 30,
	2024	2023
	US$	US$
ASSETS
Current assets:
Cash	$-	$-
Prepaid expenses and other current assets	1	1
Total current assets	1	1
Non-current assets:
Deferred offering costs	80,000	80,000
Investment in subsidiaries	4,709,197	5,879,682
Total non-current assets	4,789,197	5,959,682

Total assets	$4,789,198	$5,959,683

LIABILITIES AND EQUITY
Current Liabilities
Other payables and other current liabilities	$472,350	$352,350
Total current liabilities	472,350	352,350

Total liabilities	472,350	352,350

COMMITMENTS AND CONTINGENCIES	-	-

EQUITY
Ordinary shares (Par value US$0.0001 per share, 500,000,000 shares authorized, 17,000,000 shares issued)	1,700	1,700
Subscription receivables	(1,699)	(1,699)
Additional paid-in capital	2,236,677	2,236,677
Statutory reserves	755,100	755,100
Retained earnings	1,583,977	2,955,118
Accumulated other comprehensive (loss) income	(258,907)	(339,563)
Total equity	4,316,848	5,607,333

Total liabilities and equity	$4,789,198	$5,959,683

Schedule of Parent Company Statements of (Loss) Income and Comprehensive (Loss) Income
	For the Years Ended June 30,
	2024	2023	2022
	US$	US$	US$
Equity in (loss) income of subsidiaries	$(1,251,141)	$832,918	$904,367

Operating expenses:
General and administrative	(120,000)	(216,100)	(56,250)
Total Operating expenses	(120,000)	(216,100)	(56,250)

Net (loss) income	(1,371,141)	616,818	848,117
Foreign currency translation adjustment	80,656	(422,092)	(200,864)
Comprehensive (loss) income	$(1,290,485)	$194,726	$647,253

Schedule of Parent Company Statements of Cash Flows
	For the Years Ended June 30,
	2024	2023	2022
	US$	US$	US$
Cash flows from operating activities
Net (loss) income	$(1,371,141)	$616,818	$848,117
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Equity in loss (income) of subsidiaries	1,251,141	(832,918)	(904,367)
Changes in other payables and other current liabilities	120,000	216,000	136,350
Net cash (used in)/provided by operating activities	-	(100)	80,100

Cash flows from financing activities:
Deferred offering costs	-	-	(80,000)
Net cash used in financing activities	-	-	(80,000)

Net (decrease)/increase in cash	-	(100)	100
Cash at the beginning of the year	-	100	-
Cash at the end of the year	$-	$-	$100